Equity - Share capital (Details) - USD ($)			12 Months Ended
	Nov. 27, 2020	Nov. 13, 2018	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Gross proceeds			$ 694,608,000
Proceeds from issuing shares			$ 694,608,000
Both ATM Programs
Disclosure of classes of share capital [line items]
Shares Transacted (in shares)			24,648,248
Price per share (usd per share)			$ 12.85
Gross proceeds		$ 316,673,000	$ 316,673,000,000
Less: Underwriting expenses		(6,337,000)
Less: Other financing expenses		(1,510,000)
Proceeds from issuing shares		308,826,000	$ 308,826,000
Bought Deal Offering
Disclosure of classes of share capital [line items]
Shares Transacted (in shares)	20,909,300		20,909,300
Price per share (usd per share)	$ 19.25		$ 19.25
Gross proceeds	$ 402,504,000	402,504,000
Less: Underwriting expenses		(16,299,000)
Less: Other financing expenses		(423,000)
Proceeds from issuing shares		$ 385,782,000	$ 385,782,000